Business Segment Reporting (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2016 USD ($) segment	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)	$ 14,916	$ 14,691
Provision for loan losses	0	600
Net interest income after provision for loan losses	14,916	14,091
Noninterest income	6,952	7,325
Noninterest expense	19,531	19,507
Income before provision for income taxes	2,337	1,909
Provision for income taxes (benefit)	749	40
Net income	1,588	1,869
Net income attributable to non-controlling interest	206	534
Net income attributable to Hampton Roads Bankshares, Inc.	1,382	1,335
Total assets	$ 2,040,373	2,055,741	$ 2,065,940
Mortgage and Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Number of reportable segments (in addition to banking operations segment) | segment	2
Elimination
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)	$ 0	0
Provision for loan losses	0	0
Net interest income after provision for loan losses	0	0
Noninterest income	(85)	(102)
Noninterest expense	(85)	(76)
Income before provision for income taxes	0	(26)
Provision for income taxes (benefit)	0	0
Net income	0	(26)
Net income attributable to non-controlling interest	0	0
Net income attributable to Hampton Roads Bankshares, Inc.	0	(26)
Total assets	(93,033)	(97,158)
Operating Segments | Mortgage
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)	154	60
Provision for loan losses	26	(42)
Net interest income after provision for loan losses	128	102
Noninterest income	4,476	4,248
Noninterest expense	3,997	3,267
Income before provision for income taxes	607	1,083
Provision for income taxes (benefit)	15	32
Net income	592	1,051
Net income attributable to non-controlling interest	206	534
Net income attributable to Hampton Roads Bankshares, Inc.	386	517
Total assets	71,134	69,746
Operating Segments | Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)	(445)	(389)
Provision for loan losses	0	0
Net interest income after provision for loan losses	(445)	(389)
Noninterest income	(411)	16
Noninterest expense	366	522
Income before provision for income taxes	(1,222)	(895)
Provision for income taxes (benefit)	0	0
Net income	(1,222)	(895)
Net income attributable to non-controlling interest	0	0
Net income attributable to Hampton Roads Bankshares, Inc.	(1,222)	(895)
Total assets	7,104	9,950
Operating Segments | BOHR
Segment Reporting, Asset Reconciling Item [Line Items]
Net interest income (loss)	15,207	15,020
Provision for loan losses	(26)	642
Net interest income after provision for loan losses	15,233	14,378
Noninterest income	2,972	3,163
Noninterest expense	15,253	15,794
Income before provision for income taxes	2,952	1,747
Provision for income taxes (benefit)	734	8
Net income	2,218	1,739
Net income attributable to non-controlling interest	0	0
Net income attributable to Hampton Roads Bankshares, Inc.	2,218	1,739
Total assets	$ 2,055,168	$ 2,073,203